Document and Entity Information	May 30, 2022
Document And Entity Information [Line Items]
Document Type	8-K
Document Period End Date	May 30, 2022
Entity Registrant Name	ATMOS ENERGY CORP
Entity Incorporation, State or Country Code	TX
Entity File Number	1-10042
Entity Tax Identification Number	75-1743247
Entity Address, Address Line One	1800 THREE LINCOLN CENTRE
Entity Address, Address Line Two	5430 LBJ FREEWAY,
Entity Address, City or Town	DALLAS
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75240
City Area Code	972
Local Phone Number	934-9227
Title of 12(b) Security	Common stock No Par Value
Trading Symbol	ATO
Security Exchange Name	NYSE
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000731802
Amendment Flag	false
VIRGINIA [Member]
Document And Entity Information [Line Items]
Entity Incorporation, State or Country Code	VA